Convertible debt (Tables)	12 Months Ended
Oct. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Schedule of convertible debt

As at	October 31, 2025	October 31, 2024
	$	$
Initial recognition	17,382	—
Accretion expense	495	—
Total	17,877	—